Shareholders' Equity Schedule of Other Comprehensive Income (Loss) Tax Effect (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Before-tax amount [Abstract]
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	$ (14,278)	$ 25,760	$ (3,866)
Pension plan benefits liability adjustment	717	(3,074)	(4,533)
Net-of-tax amount
Foreign currency translation adjustments, net	1,054	(124,304)	40,267
Net unrealized gain (loss) on nonderivative hedging instruments	(8,866)	15,825	(2,364)
Net hedging (gain) loss reclassified into net income (loss)	2,611	7,371	8,612
Pension plan benefits liability adjustment, net	852	(2,179)	(3,427)
Total other comprehensive income (loss), net of tax	(2,440)	(106,217)	36,312
Parent [Member]
Before-tax amount [Abstract]
Foreign currency translation adjustment	1,101	(121,031)	47,706
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	3,054	(4,541)	(11,023)
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	(14,278)	25,760	(3,866)
Net hedging (gain) loss reclassified into net income (loss)	4,200	11,829	13,975
Pension plan benefits liability adjustment	717	(3,074)	(4,533)
Total other comprehensive income (loss), before tax	(5,206)	(91,057)	42,259
Tax (provision) benefit [Abstract]
Foreign currency translation adjustment	207	(3,160)	(6,714)
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	(1,145)	1,611	4,247
Net unrealized gain (loss) on a nonderivative net investment hedging instrument	5,412	(9,935)	1,502
Net hedging (gain) loss reclassified into net income (loss)	(1,589)	(4,458)	(5,363)
Pension plan benefits liability adjustment	135	895	1,106
Total other comprehensive income (loss) tax (provision) benefit	3,020	(15,047)	(5,222)
Net-of-tax amount
Foreign currency translation adjustments, net	1,308	(124,191)	40,992
Net unrealized gain (loss) on derivative instruments designated as cash flow hedges	1,909	(2,930)	(6,776)
Net unrealized gain (loss) on nonderivative hedging instruments	(8,866)	15,825	(2,364)
Net hedging (gain) loss reclassified into net income (loss)	2,611	7,371	8,612
Pension plan benefits liability adjustment, net	852	(2,179)	(3,427)
Total other comprehensive income (loss), net of tax	$ (2,186)	$ (106,104)	$ 37,037